Income Tax (Details) € in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Income Tax [Line Items]
Unused tax losses	$ 96,894,329		$ 73,469,156	$ 62,470,655
Aggregate amount	70,923,297		42,594,044	32,753,721
Deductible temporary differences	30,209,058		27,161,665	18,659,174
Aggregate amount of temporary investment	25,603		45,913	363,858
Deferred tax liabilities recognised	3,840		6,887	2,292
Annual consolidated revenue	$ 37,283,631		$ 46,179,969	$ 43,929,982
Hong Kong [Member]
Income Tax [Line Items]
Income tax rate			16.50%
Singapore [Member]
Income Tax [Line Items]
Income tax rate			17.00%
Taiwan [Member]
Income Tax [Line Items]
Income tax rate			20.00%
Malaysia [Member]
Income Tax [Line Items]
Income tax rate			24.00%
Bottom of range [member]
Income Tax [Line Items]
Expire term	1 year	1 year
Annual consolidated revenue	$ 882,000,000	€ 750
Bottom of range [member] | Philippines [Member]
Income Tax [Line Items]
Income tax rate			20.00%
Top of range [member]
Income Tax [Line Items]
Expire term	10 years	10 years
Top of range [member] | Philippines [Member]
Income Tax [Line Items]
Income tax rate			25.00%